ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

July 23, 2012	Erin M. Braley T +1 617 951 7118 F +1 617 235 0039 erin.braley@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:          Baillie Gifford Funds (File No.  811-10145)

Ladies and Gentlemen:

On behalf of Baillie Gifford Funds (the “Trust”), we are today filing pursuant to the Investment Company Act of 1940 (the “1940 Act”), Amendment No. 14, with exhibits, to the Trust’s Registration Statement on Form N-1A (“Amendment No. 14”).  Amendment No. 14 is being filed for the purpose of adding the International Choice Fund as a new series of the Trust.  It is intended that this Amendment No. 14 become effective immediately upon filing in accordance with Section 8 of the 1940 Act.

Any questions or comments with respect to the enclosed materials should be directed to the undersigned at (617) 951-7118 or to George B. Raine at (617) 951-7556.

Very truly yours,

/s/ Erin M. Braley

Erin M. Braley

Enclosures

cc: George B. Raine